17. Earnings (Loss) Per Share (Details 1)	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 U.S. Dollars USD ($)
Net loss	(7,451,510)	(4,509,616)	(18,830,869)	$ (1,230,902)
Net loss from continuing operations	(7,451,510)	(4,509,616)	(24,440,221)	(1,230,902)
Gain from discontinued operations			5,609,352
Basic weighted-average ordinary shares outstanding	4,224,676	4,213,318	4,130,221	4,224,676
Effect of dilutive securities:
Diluted weighted-average ordinary shares outstanding	4,224,676	4,213,318	4,130,221	4,224,676
Basic earnings (loss) per share	(1.76)	(1.07)	(4.56)	$ (0.29)
- Continuing operations	(1.76)	(1.07)	(5.92)	$ (0.29)
- Discontinued operations			1.36
Diluted earnings (loss) per share	(1.76)	(1.07)	(4.56)	$ (0.29)
- Continuing operations	(1.76)	(1.07)	(5.92)	$ (0.29)
- Discontinued operations			1.36